Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Segments [Abstract]
Research and product development costs									$ 62.7	$ 60.6	$ 55.2
Percent of total research and development costs incurred by DPS (in hundredths)									67.00%	59.00%	59.00%
Segment Reporting Information [Line Items]
Revenues	2,425.8	2,218.3	2,053.7	1,804.3	2,030.7	1,685.9	1,741.1	1,501.3	8,502.1	6,959.0	6,134.8
Depreciation and amortization									254.7	206.6	201.6
Interest, net									90.4	84.0	78.0
Income (loss) before income taxes									938.0	651.1	733.3
Capital expenditures									427.2	388.1	200.7
Total assets	11,158.2				9,361.7				11,158.2	9,361.7	8,005.1
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									8,502.1	6,959.0	6,134.8
Long-lived assets	4,024.8				3,424.6				4,024.8	3,424.6	2,979.6
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									4,670.5	3,868.2	3,281.5
Long-lived assets	2,531.7				2,411.8				2,531.7	2,411.8	1,896.6
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									616.0	741.2	1,041.0
Long-lived assets	170.2				167.4				170.2	167.4	197.7
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									3,215.6	2,349.6	1,812.3
Long-lived assets	1,322.9				845.4				1,322.9	845.4	885.3
DPS [Member]
Segment Reporting Information [Line Items]
Revenues									4,871.3	4,061.5	3,718.3
Depreciation and amortization									149.9	111.4	93.0
Interest, net									0	0	0
Income (loss) before income taxes									712.3	685.6	666.7
Capital expenditures									300.0	255.6	104.6
Total assets	6,005.1				4,784.5				6,005.1	4,784.5	3,570.1
V&M [Member]
Segment Reporting Information [Line Items]
Revenues									2,142.2	1,663.0	1,273.3
Depreciation and amortization									41.4	40.3	42.4
Interest, net									0	0	0
Income (loss) before income taxes									425.8	294.1	188.0
Capital expenditures									29.9	34.8	35.3
Total assets	1,773.0				1,524.6				1,773.0	1,524.6	1,299.7
PCS [Member]
Segment Reporting Information [Line Items]
Revenues									1,488.6	1,234.5	1,143.2
Depreciation and amortization									36.9	37.9	54.9
Interest, net									0	0	0
Income (loss) before income taxes									147.1	116.0	131.9
Capital expenditures									28.5	21.6	19.7
Total assets	2,576.9				2,101.9				2,576.9	2,101.9	1,750.8
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Depreciation and amortization									26.5	17.0	11.3
Interest, net									90.4	84.0	78.0
Income (loss) before income taxes									(347.2)	(444.6)	(253.3)
Capital expenditures									68.8	76.1	41.1
Total assets	$ 803.2				$ 950.7				$ 803.2	$ 950.7	$ 1,384.5